INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

The Company has intangible assets consisting of acquired rights and patents with finite lives.

In March 2012, the Company acquired rights to a certain patented technology that it had licensed from its Chief Scientific Officer for C$100,000. The Company is amortizing this asset over its expected useful life of 15 years.

	June 30,	December 31,
	2022	2021
Intangible assets	$77,683	$79,015
Less: accumulated amortization	(53,126)	(51,401)
Intangible assets, net	$24,557	$27,614

Amortization expense was $1,306 and $1,320 for the three months ended June 30, 2022 and 2021, respectively and $2,622 and $2,637 for the six months ended June 30, 2022 and 2021, respectively.

As of June 30, 2022, the estimated expected amortization expense related to the Company’s intangible assets is $2,591 for the remaining 6 months of 2022, $5,183 for each year through the year ended 2026, and the remaining $1,234 to be expensed during the year ended 2027.

6.	INTANGIBLE ASSETS

The Company has intangible assets consisting of acquired rights and patents with finite lives.

In March 2012, the Company acquired rights to a certain patented technology that it had licensed from its Chief Scientific Officer for C$100,000. The Company is amortizing this asset over its expected useful life of 15 years.

	December 31,
	2021	2020
Intangible assets	$79,015	$78,417
Less: accumulated amortization	(51,401)	(45,780)
Intangible assets, net	$27,614	$32,637

Amortization expense was $5,249 and $4,955 for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the estimated expected amortization expense related to the Company’s intangible assets for each year through the year ended 2026 is $5,272 and, thereafter totals $1,254.